Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 38	$ 2
Trade accounts receivable, net	636	14
Prepayments and other assets	907	1,954
Inventories	0	2,549
Claims	49	49
Assets held for sale	71,720	14,394
Total current assets of discontinued operations	73,350	18,962
Vessels, net	0	419,672
Above market acquired charters	0	9,420
Deferred charges, net	0	4,714
Prepayments and other assets	0	325
Total non-current assets of discontinued operations	0	434,131
Current portion of long-term debt, net	0	9,659
Trade accounts payable	3,026	4,607
Due to related parties	0	3,823
Accrued liabilities	12,443	9,895
Deferred revenue	903	9,319
Below market acquired charters associated with vessel held for sale	0	1,447
Total current liabilities of discontinued operations	16,372	38,750
Non-current liabilities associated with vessels held for sale (including $6,000 payable to related party as of December 31, 2023)	0	86,983
Below market acquired charters	0	3,135
Deferred revenue	0	9,533
Total non-current liabilities of discontinued operations	$ 0	$ 99,651